Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 186,052	¥ 253,748
Prior service credit	(105,327)	(117,633)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	80,725	136,115
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	50,344	50,417
Prior service credit	(118)	(261)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 50,226	¥ 50,156